Employee benefits, Defined benefit obligation (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [abstract]
Balance at beginning of period	$ 151,481	$ 176,606
Interest cost	(257)	(208)
Benefits paid	(2,142)	(338)
Miscellaneous	356	0
Past service cost	0	(38,187)
Actuarial gain or losses	(10,953)	(1,648)
Balance at end of period	150,197	151,481
Pensions and Seniority Premiums [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Current service cost	4,541	4,709
Interest cost	11,892	13,643
Pensions and Seniority Premiums [Member] | DBO [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Balance at beginning of period	144,044	154,128
Current service cost	4,541	4,709
Interest cost	11,892	13,643
Benefits paid	(2,072)	(338)
Benefits paid from plan assets	(7,315)	(7,617)
Miscellaneous	0	(304)
Past service cost	0	(16,822)
Actuarial gain or losses	(11,327)	(3,355)
Balance at end of period	139,763	144,044
Termination of Employment [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Current service cost	1,727	2,178
Interest cost	867	2,343
Termination of Employment [Member] | DBO [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Balance at beginning of period	10,467	25,604
Current service cost	1,727	2,178
Interest cost	867	2,343
Benefits paid	(70)	0
Benefits paid from plan assets	0	0
Miscellaneous	0	0
Past service cost	0	(21,365)
Actuarial gain or losses	374	1,707
Balance at end of period	$ 13,365	$ 10,467